Commitments and Contingencies (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Aggregate rental expense for operating leases	€ 24,661	€ 22,335	€ 10,173
Purchase commitments with suppliers	141,908
Purchase commitments with suppliers for purchases within the next 12 months	139,221
Commitments for capital expenditures	€ 10,552